Pensions and Other Postretirement Benefits (Foreign Currency Risk Exposure) (Details)	12 Months Ended
Dec. 31, 2017
Canadian Dollar [Member]
Defined Benefit Plan Fair Value of Investments Disclosure [Line Items]
Defined Benefit Plan Currency Risk Percentage Exposure	68.00%
U.S. Dollar [Member]
Defined Benefit Plan Fair Value of Investments Disclosure [Line Items]
Defined Benefit Plan Currency Risk Percentage Exposure	11.00%
European Currencies [Member]
Defined Benefit Plan Fair Value of Investments Disclosure [Line Items]
Defined Benefit Plan Currency Risk Percentage Exposure	8.00%
Japanese Yen [Member]
Defined Benefit Plan Fair Value of Investments Disclosure [Line Items]
Defined Benefit Plan Currency Risk Percentage Exposure	5.00%
Various Other Currencies [Member]
Defined Benefit Plan Fair Value of Investments Disclosure [Line Items]
Defined Benefit Plan Currency Risk Percentage Exposure	8.00%